Fees Summary	Oct. 28, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 784,000
Previously Paid Amount	0.00
Total Fee Amount	120.03
Total Offset Amount	0.00
Net Fee	120.03
Narrative - Max Aggregate Offering Price	$ 784,000
Final Prospectus	true